Notes Receivable, Net	6 Months Ended
Jun. 30, 2023
Notes Receivable [Abstract]
NOTES RECEIVABLE, NET

NOTE 8 — NOTES RECEIVABLE, NET

On February 24, 2023, the Company entered into a Subscription Agreement and a Convertible Loan Note Instrument (the “Note”) (collectively the “Agreements”) with Investment A. Pursuant to the Agreements, the Company agrees to subscribe an aggregate amount of $1,673,525 notes, in batches, which are payable on or before January 31, 2024 and bears a fixed interest rate of 8% per annum. The maturity of the notes receivable is on April 30, 2024.

As of June 30, 2023, the carrying amount of the notes receivable was $601,490, including an interest receivable of $11,778.

In accordance with ASC Topic 326, the Company accounts for its allowance for credit losses on notes receivable using the CECL model. Periodic changes to the allowance for credit losses are recognized in the unaudited condensed consolidated statements of operations. For the three and six months ended June 30, 2023, the Company has evaluated the probable losses on the notes receivable and no estimated credit losses is determined.